EQUITY IN NON-MARKETABLE SECURITIES OF AFFILIATED ENTITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity in non-marketable securities	$ 145,000		$ 145,000	$ 100,000
Sales Representative Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Commissions	$ 32,000	$ 34,000	$ 87,000